Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of the Group's option activities under the 2007 Plan
	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		($)	(Years)	($)

Outstanding, January 1, 2016	32,037,240	0.30	4.97	308
Granted	610,000	0.56
Forfeited	(5,190,297)	0.34

Outstanding, December 31, 2016	27,456,943	0.30	5.26	308

Vested and expected to vest at December 31, 2016	27,456,943	0.30	5.26	308

Outstanding, January 1, 2017	27,456,943	0.30	5.26	308
Granted	9,085,000	0.70
Forfeited	(8,007,606)	0.04

Outstanding, August 18, 2017	28,534,337	0.48	6.99	-

Vested and expected to vest at August 18, 2017	28,534,337	0.48	6.99	-

Schedule of share based compensation on the original grant-date fair value of the award
	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		($)	(Years)	($)

Converted under Assumed Options:
Outstanding, August 18, 2017	2,695,194	5.08	6.99	6,561
Granted	180,000	5.30
Forfeited	(49,804)	6.58

Outstanding, December 31, 2017	2,825,390	5.38	6.43	6,860

Outstanding, January 1, 2018	2,825,390	5.38	6.43	6,860
Granted	-	-
Forfeited	(316,585)	3.09

Outstanding, December 31, 2018	2,508,805	5.29	6.01	312

Outstanding, January 1, 2019	2,508,805	5.29	6.01	312
Granted	280,000	3.65
Forfeited	(272,580)	2.26

Outstanding, December 31, 2019	2,516,225	5.29	5.52	5,653

Schedule of estimated fair value of options
	Year 2017	Year 2018	Year 2019

Risk-free interest rates	1.06%-2.32%	*	1.64%-2.72%
Expected life (years)	10 years	*	10 years
Expected volatility	31.9%-43.9%	*	44.1%-45.0%
Expected dividend yield	0%	*	0%
Exercise multiple	2.20	*	2.2
Post-vesting forfeit rate	10%	*	12%
Fair value of underlying ordinary shares	$7.45	*	$1.80
Fair value of share option	$2.34-$7.45	*	$1.8-$4.19

Schedule of compensation expense relating to share options granted to employees
	For the years ended December 31,
	2018	2019

Sales and marketing expenses	359	103
General and administrative expenses	254	232
Research and development expenses	363	159

	976	494